Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:
	December 31, 2023	December 31, 2022
Balance sheet items, except for equity accounts	7.0999	6.8972
	For the Years Ended December 31,
	2023	2022	2021
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.0809	6.7290	6.4508

Schedule of Property and Equipment	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Land and buildings	7 - 21 years
Office equipment	3 years
Vehicle	4 years
Leasehold improvements	5 years

Schedule of Amortized Over their Estimated Useful Lives	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method based on their estimated useful lives as follows:
Trademarks	10 years
License	10 years
Software	3 - 10 years

Schedule of Disaggregation of Our Revenue	The following table identifies the disaggregation of our revenue for the years ended December 31, 2023, 2022 and 2021, respectively.
	For the Years Ended December 31,
	2023	2022	2021
Medical training and education services	$6,385,735	$6,604,487	$8,754,120
Patient management services in patient-aid projects	3,998,455	6,288,602	7,343,343
Sales of patented drugs	9,027,211	1,216,096	-
Other revenues	22,544	42,331	199,307
Total	$19,433,945	$14,151,516	$16,296,770